Acquisition (Details) - Schedule of summarizes the fair value of the identifiable assets acquired and liabilities (Parentheticals)	12 Months Ended
Dec. 31, 2022
Schedule Of Summarizes The Fair Value Of The Identifiable Assets Acquired And Liabilities Abstract
Equity Value	20.00%
Equity Value with noncontrolling interest	40.00%
Total consideration of Equity Value	40.00%